SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000
FACSIMILE (212) 455-2502

                May 15, 2006

VIA FEDERAL EXPRESS AND EDGAR

    Re:
    Visant Corporation
    Amendment No. 3 to Registration Statement on Form S-1
    Filed April 19, 2006
    File No. 333-126002

    Visant Holding Corp.
    Post-Effective Amendment No. 6 to Registration
    Statement on Form S-4
    Filed April 19, 2006
    File No. 333-112055

    Form 10-K for Fiscal Year Ended January 1, 2005
    File No. 333-112055

H. Christopher Owings
Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Dear Mr. Owings:

        On behalf of Visant Holding Corp. ("Visant Holding"), Visant Corporation ("Visant Corporation") and the guarantors (the "Guarantors" and, collectively with Visant Holding and Visant Corporation, the "Registrants"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff"), dated May 12, 2006 (the "comment letter"), relating to the above-referenced Amendment No. 3 to Registration Statement on Form S-1 (the "Visant Registration Statement") and Post-Effective Amendment No. 6 to Registration Statement on Form S-4 (the "Visant Holding Registration Statement" and together with the Visant Registration Statement, the "Registration Statements"), each of which was filed on April 19, 2006. We have also revised the Registration Statements in response to the Staff's comments and our discussions with the Staff and are filing concurrently with this letter Amendment No. 4 to the Visant Registration Statement and Post-Effective Amendment No. 7 to the Visant Holding Registration Statement, which reflect these revisions and generally update financial and other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.

Amendment No. 3 to Registration Statement on Form S-1

Report of Independent Registered Public Accounting Firm, page F-3

1.
We note that, Deloitte & Touche, the name of the firm that signed the report of independent registered public accounting firm, is not the name of the independent registered public accounting firm that was appointed on April 13, 2005 by the Audit Committee of the Board of Directors which was Deloitte & Touche LLP, according to Form 8-K filed on April 19, 2005. Further, according to the PCAOB's list of registered accounting firms as of May 2, 2006, Deloitte & Touche LLP is the proper name of the independent registered public accounting firm for their office in New York, New York, which is the office that issued the report dated March 29, 2006. The PCAOB's list indicates that the name Deloitte & Touche is the international firm which is used when reports are issued by its foreign offices. Please coordinate with independent registered public accounting firm and request that they revise the signature on the audit report and related consent filed as an exhibit to agree with the name of the firm and office that issued the report dated March 29, 2006, and the name listed with the PCAOB for the New York Office.

  Visant Corporation mistakenly omitted "LLP" from the edgarized versions of Deloitte & Touche's audit report and related consent in Amendment No. 3 to its Registration Statement on Form S-1, and has corrected these mistakes in Amendment No. 4 in response to the Staff's comment.

Amendment No. 6 to Registration Statement on Form S-4

General

2.
Where applicable, please revise Form S-4, as amended, to comply with the comment issued above on your Form S-1, as amended.

  Visant Holding Corp. mistakenly omitted "LLP" from the edgarized versions of Deloitte & Touche's audit report and related consent in Post-Effective Amendment No. 6 to its Registration Statement on Form S-4, and has corrected these mistakes in Post-Effective Amendment No. 7 in response to the Staff's comment.

Form 10-K for Fiscal Year Ended December 31, 2005

General

3.
Where applicable, please revise Form 10-K to comply with the comment issued above on your Form S-1, as amended.

  The Registrants mistakenly omitted "LLP" from the edgarized version of Deloitte & Touche's audit report in their Form 10-K for the year ended December 31, 2005, but do not believe they need to file an amendment to such Form 10-K in response to the Staff's comment. However, the Registrants will endeavor to comply with the Staff's comment in their Form 10-K for the year ending December 31, 2006.

* * * * *

        If you should have any questions regarding this letter, please contact me at (212) 455-3080 or Marie D. Hlavaty, Vice President and General Counsel of Visant Corporation and Visant Holding Corp., at (914) 595-8211.

Sincerely,
/s/ Risë B. Norman
Risë B. Norman
cc:
Marie D. Hlavaty, Esq.